POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST

SUPPLEMENT DATED JULY 29, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Effective immediately, the fourth paragraph under the section titled “Principal Investment Strategies” appearing on page 4 is deleted in its entirety and replaced with the following:

“The Subsidiary will invest in Commodities Futures that generally are components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on 14 of the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, heating oil, light crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc. Although the Subsidiary generally holds the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not invest in all of the Benchmark’s components or in the same proportion as the Benchmark. At times, it also may invest in Commodities Futures outside the Benchmark and emphasize some commodity sectors more than others. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of the futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodities. Pursuant to that process, Commodities Futures selected for the Fund will have an expiration up to thirteen months from the current month.”

Effective immediately, the fourth paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” appearing on page 9 is deleted in its entirety and replaced with the following:

“The Fund is non-diversified and, as such, may invest indirectly a greater percentage of its assets in Commodities Futures representing a particular sector in comparison to a diversified fund. The Adviser employs a rules-based investment approach when selecting Commodities Futures for the Subsidiary, so that the weight of each of those futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodity. The Adviser will select Commodities Futures that expire in up to thirteen months from the current month.”

Please Retain This Supplement For Future Reference.

P-PDBC-PRO-1-SUP-2 072916

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST

SUPPLEMENT DATED JULY 29, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Effective immediately, the fifth paragraph under the section titled “Investment Strategies and Restrictions – Investment Strategies” appearing on page 3 is deleted in its entirety and replaced with the following:

“The Subsidiary will invest in Commodities Futures that generally are components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on 14 of the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, heating oil, light crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc. Although the Subsidiary generally holds the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not invest in all of the Benchmark’s components or in the same proportion as the Benchmark. At times, it also may invest in Commodities Futures outside the Benchmark and emphasize some commodity sectors more than others. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of the futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodities. Pursuant to that process, Commodities Futures selected for the Fund will have an expiration up to thirteen months from the current month.”

Please Retain This Supplement For Future Reference.

P-PDBC-SOAI-SUP-1 072916